CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Statement) - JPY (¥) ¥ in Millions	Total		Previously Reported	Effect of reverse recapitalization	Issued capital Ordinary shares	Issued capital Ordinary shares Previously Reported	Issued capital Ordinary shares Effect of reverse recapitalization	Issued capital Common stock	Issued capital Common stock Previously Reported	Issued capital Common stock Effect of reverse recapitalization	Capital surplus	Capital surplus Previously Reported	Capital surplus Effect of reverse recapitalization	Treasury stock	Treasury stock Previously Reported	Retained earnings	Retained earnings Previously Reported	Foreign currency translation adjustment	Foreign currency translation adjustment Previously Reported
Equity at beginning of period at Mar. 31, 2022	¥ 16,036		¥ 16,036	¥ 0	¥ 196	¥ 0	¥ 196	¥ 0	¥ 386	¥ (386)	¥ 668	¥ 478	¥ 190	¥ 0	¥ 0	¥ 15,172	¥ 15,172	¥ 0	¥ 0
Cash dividends	(5,000)															(5,000)
Net (loss) profit for the period	(559)															(559)
Equity at end of period at Apr. 01, 2023	10,477	[1]	10,477	0	196	0	196	0	386	(386)	668	478	190	0	0	9,613	9,613	0	0
Net (loss) profit for the period	1,967															1,967
Equity at end of period at Mar. 31, 2024	12,444	[1]	¥ 12,444	¥ 0	196	¥ 0	¥ 196	0	¥ 386	¥ (386)	668	¥ 478	¥ 190	0	¥ 0	11,580	¥ 11,580	0	¥ 0
Issuance of shares in reverse recapitalization, net	11,383				15						11,372			(4)
Issuance of new shares	1,077				2						1,075
Foreign currency translation adjustment in foreign operations	13																	13
Proceeds received from non-redemption agreement	202										202
Net (loss) profit for the period	(14,350)															(14,350)
Equity at end of period at Mar. 31, 2025	¥ 10,769				¥ 213			¥ 0			¥ 13,317			¥ (4)		¥ (2,770)		¥ 13

[1]	The comparative information is restated due to change in accounting policy. See Note 2 (5) “Changes in accounting policies”